Warrants (Details) - Schedule of the outstanding warrants shares in Thousands	12 Months Ended
Dec. 31, 2020 $ / shares shares
Warrants (Details) - Schedule of the outstanding warrants [Line Items]
Warrants outstanding to purchase ADSs (in Shares) | shares	2,450,000
Number of shares exercisable	$ 245,000,000
February 17, 2017 [Member]
Warrants (Details) - Schedule of the outstanding warrants [Line Items]
Warrants outstanding to purchase ADSs (in Shares) | shares	1,050,000
Number of shares exercisable	$ 105,000,000
Issuance date	Feb. 17, 2017
Exercise price in USD (per warrant)	$ 4.1
Expiration date	Aug. 16, 2022
March 7, 2017 [Member]
Warrants (Details) - Schedule of the outstanding warrants [Line Items]
Warrants outstanding to purchase ADSs (in Shares) | shares	1,400,000
Number of shares exercisable	$ 140,000,000
Issuance date	Mar. 07, 2017
Exercise price in USD (per warrant)	$ 2.3
Expiration date	Sep. 06, 2022